Borrowings - SYNNEX United States Credit Agreement - Additional Information (Details) - SYNNEX U.S. - U.S. Credit Agreement $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 600,000
Term loan borrowing amount	1,200,000
Line of credit facility, accordion feature amount	500,000
Term loan quarterly principal payment	$ 535,000
Line of credit facility, expiration month and year	2022-09
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Minimum LIBOR rate	0.00%
Federal Funds Rate
Line of Credit Facility [Line Items]
Interest rate	0.50%
Eurodollar
Line of Credit Facility [Line Items]
Interest rate	1.00%
Minimum
Line of Credit Facility [Line Items]
Unused line fees or commitment fees	0.175%
Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate	1.25%
Minimum | Base Rate
Line of Credit Facility [Line Items]
Interest rate	0.25%
Maximum
Line of Credit Facility [Line Items]
Unused line fees or commitment fees	0.30%
Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate	2.00%
Maximum | Base Rate
Line of Credit Facility [Line Items]
Interest rate	1.00%